Shareholder Report, Holdings (Details)	Dec. 31, 2025
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Specialty
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class A | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Specialty
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class C | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Specialty
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class F | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Specialty
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class I | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Specialty
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class R | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Specialty
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Real Estate Securities Fund, Inc. | Class Z | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%